SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 02, 2024	Mar. 28, 2024	Jan. 31, 2024	Jan. 23, 2024	Jan. 17, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 10, 2023
Subsequent Event [Line Items]
Proceeds from sale of Common Stock							$ 1,110,000	$ 1,588,695	$ 2,829,395	$ 3,000,760
Common stock par value						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued						12,555,144	12,555,144		9,754,364	4,454,665
Advanced amount by related party										$ 42,000
Repaid advanced amount							$ 297,500			242,196
Founder and Executive Chairman [Member]
Subsequent Event [Line Items]
Advanced amount by related party									0	42,000
Repaid advanced amount									0	242,196
Founder and Executive Chairman [Member] | Related Party [Member]
Subsequent Event [Line Items]
Due to related parties									$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of Common Stock			$ 742,475
Number of shares issued			64,563
Sale of stock, consideration received on transaction						1,500,000
Gross proceeds from sale of common stock						$ 1,110,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from sale of Common Stock		$ 1,500,025
Sale of Common Stock for cash, shares		250,000
Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Warrant purchase shares		1,500
Sale of Common Stock for cash, shares		150
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of Common Stock	$ 1,500,025
Number of shares issued						250,000	250,000
Gross proceeds							$ 1,500,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash, shares							150
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrant purchase shares						1,500	1,500
Warrant Exchange Agreement [Member] | Subsequent Event [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Warrant purchase shares				483,637	194,729
Common stock par value				$ 0.0001	$ 0.0001
Sale of Common Stock for cash, shares				483,637	194,729